
                                         U.S. SECURITIES AND EXCHANGE COMMISSION
                                                 Washington, D.C. 20549

                                                       FORM 24F-2
                                            ANNUAL NOTICE OF SECURITIES SOLD
                                                 PURSUANT TO RULE 24F-2

                                 Read instructions at end of Form before preparing Form.

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1.     Name and address of issuer:
           Phoenix Series Fund
           101 Munson Street
           Greenfield, MA  01301

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2.     Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series
       and classes of securities of the issuer, check the box but do not list series or classes): |X|

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3.     Investment Company Act File Number:    811-810

           Securities Act File Number:     2-14069

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4(a).  Last day of fiscal year for which this notice is filed: October 31, 2001

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4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:  If the Form is being filed late, interest must be paid on the registration fee due.


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4(c).  Check box if this is the last time the issuer will be filing this Form.

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5.     Calculation of registration fee:
       (i)      Aggregate sale price of securities sold during the fiscal year
                pursuant to section 24(f):                                                            $  1,444,084,115
                                                                                                       ---------------
       (ii)     Aggregate price of securities redeemed or
                repurchased during the fiscal year:                             $   1,502,230,608
                                                                                 ----------------

       (iii)    Aggregate price of securities redeemed or
                repurchased during any prior fiscal year ending no
                earlier than October 11, 1995 that were not
                previously used to reduce registration fees payable
                to the Commission:                                              $   352,172,089
                                                                                 --------------

       (iv)     Total available redemption credits [add Items 5(ii) and
                5(iii)]:                                                                           -  $ 1,854,402,697
                                                                                                       --------------

       (v)      Net sales - if Item 5(i) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(i)]:                                                $      -0-
                                                                                                      ---------

       (vi)     Redemption credits available for use in future years            $  (410,318,582)
                                                                                 ---------------
                --if Item 5(i) is less than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:

       (vii)    Multiplier for determining registration fee (See
                Instruction C.9):                                                                  x  $    .000239
                                                                                                       -----------

       (viii)   Registration fee due [multiply Item 5(v) by Item
                5(vii)] (enter "0" if no fee is due):                                          =  $     -0-
                                                                                                   --------
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6.     Prepaid Shares

       If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the
       Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
       ____________

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7.     Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
       Instruction D):

                                                                                                   +  $
                                                                                                       ---------

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8.   Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                    = $     -0-
                                                                                                       --------

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9.     Date the registration fee and any interest payment was sent to the Commission's lockbox depository:



            Method of Delivery:

                                      [  ]     Wire Transfer

                                      [  ]     Mail or other means

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                                               SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Pamela Sinofsky
                          -----------------------------
                            Phoenix Series Fund
                            Pamela Sinofsky, Assistant Secretary

Date       January 24, 2002
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*Please print the name and title of the signing officer below the signature.